Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Other Financial Liabilities

At December 31 this account comprises:

	Total		Current		Non-current
	2016	2017	2016	2017	2016	2017
Bank overdrafts	8,396	120	8,396	120	—	—
Bank loans	2,131,901	1,561,634	1,835,340	990,467	296,561	571,167
Finance leases	240,141	128,309	117,307	66,177	122,834	62,132

	2,380,438	1,690,063	1,961,043	1,056,764	419,395	633,299

Summary of Bank Loan

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2016	2017	2016	2017
GyM S.A.	3.30% / 8.73%	2018 / 2019	492,910	551,413	187,029	95,376
Graña y Montero S.A.A.	Libor USD 3M + from 4.9% to 5.5%	2018 / 2020	932,114	113,412	—	363,564
Viva GyM S.A.	7.00% / 10.67%	2018	201,609	157,592	—	—
GMP S.A.	4.45% / 6.04%	2018 / 2020	77,857	42,911	71,453	96,245
CAM Holding S.A.	4.44% / 13.93%	2018 / 2020	69,702	77,775	24,889	12,807
Adexus S.A.	3.63% / 5.90%	2018 / 2019	42,782	46,552	13,190	3,175
CONCAR S.A.	7.50%	2018	—	812	—	—
CAM Servicios Perú S.A.	6.39% / 7.18%	2017	3,620	—	—	—
GMD S.A.	6.20% / 7.47%	2017	14,746	—	—	—

			1,835,340	990,467	296,561	571,167

Summary of Finance Lease Obligations

			Current		Non-current
	Interest	Date of	At December, 31		At December, 31
	rate	maturity	2016	2017	2016	2017
GyM S.A.	2.25% / 8.96%	2018 / 2021	80,570	40,107	58,937	32,397
Viva GyM S.A.	7.30% / 8.95%	2018 / 2022	4,847	4,439	16,541	12,010
Adexus S.A.	3.36% / 18.00%	2018 / 2021	9,884	8,567	12,287	4,363
GMP S.A.	4.22% / 4.98%	2018 / 2020	4,206	4,013	9,035	5,304
CAM Holding S.A.	3.01% / 14.76%	2018 / 2022	3,729	6,240	10,590	5,692
CONCAR S.A.	3.23% / 4.70%	2018 / 2020	3,667	1,777	3,345	1,945
CAM Servicios Perú S.A.	6.79% / 7.75%	2019 / 2020	—	687	—	421
GMI S.A.	5.56% / 6.90%	2018	—	347	—	—
GMD S.A.	4.99% / 7.00%	2017	10,404	—	12,099	—

			117,307	66,177	122,834	62,132

Summary of Minimum Payment by Maturity and Present Value of Finance Lease Obligations

The minimum payments to be made by maturity and present value of the finance lease obligations are as follows:

	At December 31,
	2016	2017
Up to 1 year	127,496	72,864
From 1 to 5 years	112,769	65,899
Over 5 years	19,506	638

	259,771	139,401
Future financial charges on finance leases	(19,630)	(11,092)

Present value of the obligations for finance lease contracts	240,141	128,309

Summary of Carrying Amount and Fair Value of Borrowings

The carrying amount and fair value of borrowings are broken down as follows:

	Carrying amount		Fair value
	At December, 31		At December, 31
	2016	2017	2016	2017
Bank overdrafts	8,396	120	8,396	120
Bank loans	2,131,901	1,561,634	2,142,890	1,627,000
Finance leases	240,141	128,309	240,089	141,040

	2,380,438	1,690,063	2,391,375	1,768,160

Obligations under finance leases [Member]
Summary of Present value of Finance Lease Obligations

The present value of finance lease obligations is broken down as follows:

	At December 31,
	2016	2017
Up to 1 year	117,307	66,177
From 1 year to 5 years	105,978	61,501
Over 5 years	16,856	631

	240,141	128,309